UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2011


[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA WORLD GROWTH FUND]

 =======================================

    SEMIANNUAL REPORT
    USAA WORLD GROWTH FUND
    FUND SHARES o ADVISER SHARES
    NOVEMBER 30, 2011

 =======================================

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE MARKET TURMOIL IS LIKELY        [PHOTO OF DANIEL S.McNAMARA]
TO CONTINUE FOR SOME TIME."

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DECEMBER 2011

The financial markets were volatile during the reporting period as investor sentiment shifted, sometimes daily, between fear and hope. Although Europe's debt problems dominated attention, investors were also concerned about the U.S. economic recovery and signs that it was losing momentum.

Indeed, the economic news was mixed during the reporting period with positive surprises sometimes coming hard on the heels of disappointing data. Consumer spending declined in October as Americans continued to repair their personal balance sheets but it set records on Black Friday, the traditional start to the holiday shopping season. Consumer confidence improved, though employment and the housing market remained weak. The decline in the unemployment rate during the reporting period was widely believed to be the result of discouraged workers leaving the labor force. Third-quarter U.S. gross domestic product growth was revised downward from 2.5% to 2.0% and yet the economy continued to grow, supporting our view that a double dip recession remains unlikely.

Meanwhile, the bi-partisan "super committee" failed to reach a consensus on cutting the U.S. budget deficit. As many of you may remember, the Congressional super committee was established with much fanfare as part of the compromise agreement to raise the U.S. debt ceiling. Shortly afterwards, a major credit rating agency downgraded U.S. government debt from AAA to a still very strong AA+. The failure of the super committee means that $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress enacts legislation to reverse some or all of them.

The financial markets paid little heed of the super committee's lack of progress, focusing instead on the European Union's (EU) long-running sovereign debt crisis and the EU's often-promised, yet-to-be-delivered solution. Some EU nations are struggling with large debt burdens, in both the public and private sectors, and growing unrest over austerity measures which were meant to solve the problem. The EU's debt problems, which were once confined to the weaker peripheral countries, have begun to spread to the larger, core economies. Italy, one of the EU's largest economies, showed signs of strain during the reporting period.

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

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Yields remained low during the reporting period. In fact, the prices of longer-term Treasury bonds went up and yields, which move in the opposite direction of prices, declined in response to strong safe-haven demand and the Fed's "Operation Twist." Stocks and riskier asset classes were volatile, trending steadily downward until October when the stock market made up significant ground, ending the reporting period with modest losses. Meanwhile, long-term municipal bonds performed strongly.

In my opinion, the market turmoil is likely to continue for some time. That's why it's more important than ever to maintain a long-term perspective, resist the urge to pursue day-to-day market swings, and base investment decisions on one's time horizon, risk tolerance, and financial objectives. I believe shareholders should focus on:

  o Quality. Investors may find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry.
  o Growth. Despite a weak global economy, we believe the emerging markets offer growth potential for investors with a long-term investment horizon.
  o Income. High-yield bonds and tax-exempt bonds offer income opportunities that can potentially offset equity volatility.
  o Inflation Protection. Although inflation is not a pressing concern at the time of this writing, investors might want to consider adding inflation protection, such as precious metals, to their portfolios.

From all of us here at USAA Investment Management Company, thank you for your continued investment in our family of mutual funds. We appreciate your confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

As interest rates rise, existing bond prices fall.

All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            7

SHAREHOLDER VOTING RESULTS                                                    13

FINANCIAL INFORMATION

    Portfolio of Investments                                                  14

    Notes to Portfolio of Investments                                         21

    Financial Statements                                                      22

    Notes to Financial Statements                                             25

EXPENSE EXAMPLE                                                               42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA WORLD GROWTH FUND (THE FUND) HAS INVESTMENT OBJECTIVE OF CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests principally in a mix of foreign (including emerging market) and domestic equity securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF DAVID R. MANNHEIM]                             [PHOTO OF ROGER MORLEY]

    DAVID R. MANNHEIM                                        ROGER MORLEY
    MFS Investment                                           MFS Investment
    Management                                               Management

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o   HOW DID THE USAA WORLD GROWTH FUND (THE FUND SHARES) PERFORM?

    For the six-month period ended November 30, 2011, the Fund had a total return of -11.07%. This compares to returns of -10.47% for the Lipper Global Large-Cap Core Funds Index and -11.66% for the Morgan Stanley Capital International (MSCI) World Index (the Index).

o   PLEASE REVIEW MARKET CONDITIONS OVER THE SEMIANNUAL PERIOD.

    Performance for equities worldwide was volatile throughout the period, as investors reacted strongly to developments in Europe, against a backdrop of concern over global growth prospects.

    As the period opened, investors kept a watchful eye on data that renewed concerns over the strength of the global economy. In particular, there were signs of a slowing in China's rapid growth rate, as well as a continued flow of mixed-to-tepid U.S. economic data. The market outlook was also clouded by concerns about whether

    Refer to pages 8 and 10 for benchmark definitions.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

    Past performance is no guarantee of future results.

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2  | USAA WORLD GROWTH FUND

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    European governments would find the will to implement necessary austerity plans, as well as the potential negative impact such austerity could have on economic growth. Adding to the investor uncertainty was a political standoff during the summer surrounding raising the U.S. debt ceiling. While the issue was resolved short of a default on Treasury debt, the failure to make meaningful progress toward setting the nation's finances on a sustainable path was disheartening to markets. Further weakening sentiment, the resolution of the debt ceiling crisis was followed in a matter of days by a first-ever downgrade of U.S. debt by Standard & Poor's.

    The debt crisis in Europe would escalate as the period progressed, with clear impact on so-called core economies. In particular, there were concerns over the capital adequacy of French banks as prices fell for sovereign debt held on their balance sheets, as well as a rise in Italian interest rates to levels deemed to create an unsustainable funding environment. Markets began to fear worst-case scenarios involving contagion that would lead the global economy back to recession. Equities and commodities plummeted as investors fled to the safest, least economically-sensitive asset categories. While stocks recovered to a degree in October, sensitivity to daily headlines coming out of Europe remained extreme as the period drew to a close.

o   WHAT FACTORS DROVE THE FUND'S OUTPERFORMANCE RELATIVE TO THE INDEX?

    As always, MFS relied on a consistent, disciplined investment approach and rigorous bottom-up research on individual companies. The approach is principally based on seeking attractive growth opportunities without overpaying, sometimes referred to as "growth at reasonable price" or GARP investing. Sector weightings in the Fund are principally the residue of the individual stock selection process, rather than the result of using short-term macroeconomic forecasts to try to guess which sectors of the market will outperform over a given period.

    You will find a complete list of securities that the Fund owns on pages
    14-20.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    Looking at sectors within the Fund, stock selection within basic materials was the leading positive contributor to the Fund's relative return. Underweight exposure to financial services stocks also helped performance, as did both selection within and an underweighting of autos and housing. On the downside, selection within health care was a negative contributor, and an underweighting of utilities & communications also constrained relative return for the period.

    In terms of individual holdings, leading contributors included the Fund's position in global payments technology company Visa, Inc. "A". Shares of the company rose as management reported better-than-expected revenue, provided details on the impact of newly imposed fee regulation on its business, and reiterated its financial guidance. A position in athletic shoes and apparel manufacturer NIKE, Inc. "B" also supported relative performance. The company reported positive earnings driven by strong back-to-school demand for their Nike Free, Air Max, and Lunar series. Continued momentum in emerging markets and market share gains in North America further aided performance. Shares of U.K.-based Diageo plc, the world's largest distiller, outperformed as management announced that full-year organic profit (i.e. not including any growth from acquisitions) rose 5% as higher sales in emerging markets offset sluggish demand in Europe. Network equipment company Cisco Systems, Inc. benefited as the company reported solid revenue for the recent quarter that beat consensus expectations. In addition, the company announced targeted expense reductions and held an analyst day where it lowered its future expected growth targets to levels investors appeared to have felt were more realistic.

    Turning to leading detractors, the Fund's position in Austrian bank Erste Bank der Oesterreichischen Sparkassen AG detracted from relative performance, as shares of European banks declined due to investor concerns over exposure to sovereign debt. Additionally, concerns over potential writedowns on Hungarian mortgage loans originated in Swiss francs, which have appreciated substantially relative to the Hungarian forint, weighed on shares of the company. Dutch brewer Heineken N.V. underperformed as the company reported

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4  | USAA WORLD GROWTH FUND

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    first-half earnings that were below expectations. The company also provided guidance that full-year profit growth will be stagnant, as wet weather in Europe and low consumer confidence caused weak sales in July and August. French electrical distribution equipment manufacturer Schneider Electric S.A. came under pressure as the company reported a gross margin decline due to higher raw materials costs.

o   WHAT IS MFS' OUTLOOK?

    Global equities will likely experience heightened volatility for some time as the European debt crisis heads toward resolution one way or another. In addition, apart from the sovereign debt issues, the growth outlook remains clouded as China's economy eases and fiscal stimulus in the United States has been removed.

    MFS continues to focus on high-quality companies with sustainable above-average growth and returns, whose prospects are not reflected in their valuation. This focus has led to overweight positions in a number of consumer staple companies with strong brands and diverse geographical footprints that should enable them to grow at above-average rates. MFS also remains overweight in several high-quality luxury retailers, whose long-term growth and return prospects are increasingly driven by strong economic growth and expanding wealth in emerging markets. Medical technology is another area of emphasis, where MFS has found a number of companies with growth opportunities driven by long-term demographic trends, and with stock prices trading at attractive valuations.

    Conversely, MFS has been underweight in companies that are most sensitive to energy and commodity prices. This includes most integrated energy companies, who are facing declining reserves and increasing costs, and MFS has avoided owning any metals & mining companies. Instead, MFS continues to own several high-quality industrial gas and specialty chemical companies that have much more sustainable growth and return prospects through economic cycles. MFS is not investing

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    in any telecommunication companies and remains underweight in electric power companies. MFS believes returns and growth rates for telecommunication companies will remain low because competitive pressure and technological change generally keep capital investments required relatively high. The regulatory environment for electric utilities remains a headwind as well, due to the fiscal stress of governments globally. While the financial sector is still one of the strategy's largest sectors in absolute terms, a continued underweight in financials is driven by the view that most developed market commercial banks and insurance companies cannot grow faster than the global economy. In addition, there are concerns around regulatory risk and increased capital requirements for these companies going forward.

    Under all market conditions, we will continue to focus on individual stock selection, looking for reasonably priced companies with above average growth prospects. Thank you for your continued confidence in and investment in the Fund.

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6  | USAA WORLD GROWTH FUND

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INVESTMENT OVERVIEW

USAA WORLD GROWTH FUND SHARES (Ticker Symbol: USAWX)


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                                         11/30/11                   5/31/11
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Net Assets                            $580.9 Million            $642.5 Million
Net Asset Value Per Share                 $18.15                    $20.41


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
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    5/31/11 TO 11/30/11*          1 YEAR          5 YEARS          10 YEARS

          -11.07%                 4.04%            1.00%             5.89%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
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    1 YEAR                          5 YEARS                         10 YEARS

    -4.35%                           0.34%                            5.60%


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                          EXPENSE RATIO** AS OF 5/31/11
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                                      1.29%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA WORLD GROWTH      LIPPER GLOBAL      MSCI WORLD
                       FUND SHARES          FUNDS INDEX          INDEX
11/30/01               $10,000.00           $10,000.00        $10,000.00
12/31/01                10,127.32            10,145.49         10,061.85
01/31/02                 9,827.20             9,838.06          9,756.00
02/28/02                 9,813.24             9,779.97          9,670.19
03/31/02                10,308.79            10,243.28         10,115.53
04/30/02                10,036.58             9,994.83          9,753.00
05/31/02                10,064.50            10,017.47          9,769.26
06/30/02                 9,471.24             9,435.72          9,174.83
07/31/02                 8,591.82             8,601.27          8,400.68
08/31/02                 8,675.57             8,640.85          8,415.03
09/30/02                 7,991.58             7,781.95          7,488.53
10/31/02                 8,445.25             8,226.52          8,040.32
11/30/02                 8,731.41             8,629.19          8,472.59
12/31/02                 8,509.87             8,253.09          8,060.94
01/31/03                 8,180.41             7,988.50          7,815.29
02/28/03                 7,942.08             7,791.92          7,678.51
03/31/03                 7,970.11             7,705.81          7,653.17
04/30/03                 8,664.08             8,367.34          8,331.38
05/31/03                 9,126.73             8,882.66          8,805.72
06/30/03                 9,231.87             9,053.22          8,957.01
07/31/03                 9,330.01             9,244.59          9,137.85
08/31/03                 9,428.15             9,489.31          9,334.15
09/30/03                 9,533.29             9,541.18          9,390.33
10/31/03                10,009.96            10,083.84          9,946.63
11/30/03                10,255.30            10,271.02         10,096.97
12/31/03                10,869.87            10,890.62         10,729.65
01/31/04                11,066.61            11,119.12         10,901.82
02/29/04                11,333.62            11,356.56         11,084.37
03/31/04                11,291.46            11,308.03         11,010.82
04/30/04                11,214.17            11,015.71         10,785.30
05/31/04                11,305.51            11,053.00         10,875.30
06/30/04                11,544.41            11,239.00         11,106.99
07/31/04                11,179.04            10,819.02         10,744.35
08/31/04                11,164.98            10,825.25         10,791.57
09/30/04                11,417.94            11,114.60         10,995.72
10/31/04                11,727.10            11,380.22         11,264.79
11/30/04                12,338.40            12,014.86         11,856.55
12/31/04                12,861.14            12,456.15         12,309.15
01/31/05                12,667.14            12,219.34         12,032.02
02/28/05                12,983.28            12,609.23         12,413.17
03/31/05                12,738.99            12,346.75         12,173.25
04/30/05                12,451.59            12,070.20         11,906.99
05/31/05                12,609.66            12,275.21         12,118.54
06/30/05                12,545.00            12,406.42         12,223.40
07/31/05                13,062.32            12,896.69         12,650.38
08/31/05                13,220.39            13,055.77         12,745.71
09/30/05                13,435.94            13,403.77         13,076.76
10/31/05                13,213.20            13,101.05         12,759.50
11/30/05                13,486.23            13,516.82         13,184.64
12/31/05                13,855.58            13,937.13         13,476.75
01/31/06                14,485.03            14,653.42         14,078.53
02/28/06                14,523.88            14,550.94         14,057.57
03/31/06                14,842.49            14,923.36         14,366.68
04/30/06                15,316.52            15,331.43         14,802.86
05/31/06                15,005.68            14,764.17         14,297.21
06/30/06                15,106.70            14,731.98         14,293.02
07/31/06                15,339.83            14,734.40         14,382.22
08/31/06                15,767.23            15,121.64         14,755.54
09/30/06                16,031.44            15,328.71         14,931.48
10/31/06                16,458.84            15,818.98         15,479.51
11/30/06                16,862.93            16,271.33         15,858.57
12/31/06                17,175.07            16,626.51         16,180.99
01/31/07                17,519.26            16,882.85         16,372.01
02/28/07                17,321.35            16,712.61         16,286.82
03/31/07                17,510.65            17,048.87         16,584.96
04/30/07                18,250.66            17,700.83         17,316.38
05/31/07                18,560.43            18,247.51         17,801.58
06/30/07                18,474.38            18,220.96         17,664.27
07/31/07                18,087.17            17,852.35         17,273.07
08/31/07                18,190.43            17,822.30         17,259.97
09/30/07                18,921.83            18,548.94         18,080.77
10/31/07                19,369.28            19,181.16         18,635.34
11/30/07                19,025.09            18,336.98         17,873.60
12/31/07                18,775.07            18,168.69         17,643.01
01/31/08                17,480.88            16,887.35         16,294.74
02/29/08                17,508.61            16,736.65         16,200.43
03/31/08                17,776.69            16,632.05         16,045.15
04/30/08                18,322.10            17,360.19         16,888.45
05/31/08                18,617.92            17,600.23         17,145.97
06/30/08                17,046.40            16,144.72         15,778.46
07/31/08                16,806.05            15,768.38         15,392.92
08/31/08                16,602.67            15,595.01         15,176.70
09/30/08                15,151.32            13,946.24         13,371.61
10/31/08                12,701.60            11,440.27         10,836.34
11/30/08                11,814.15            10,673.46         10,134.92
12/31/08                12,391.84            11,123.73         10,460.09
01/31/09                11,158.44            10,290.59          9,543.72
02/28/09                10,079.21             9,414.11          8,566.84
03/31/09                10,907.90            10,038.88          9,212.85
04/30/09                11,958.22            10,985.05         10,246.34
05/31/09                12,960.36            11,977.43         11,174.72
06/30/09                12,998.91            11,953.76         11,124.31
07/31/09                14,270.85            12,951.94         12,066.50
08/31/09                14,714.11            13,466.82         12,564.30
09/30/09                15,417.53            13,958.43         13,065.10
10/31/09                15,128.45            13,671.09         12,832.65
11/30/09                15,889.69            14,203.03         13,357.03
12/31/09                16,278.43            14,579.01         13,596.88
01/31/10                15,590.88            14,025.71         13,034.91
02/28/10                15,794.24            14,221.17         13,218.66
03/31/10                16,765.52            15,051.53         14,037.30
04/30/10                16,726.69            15,109.65         14,039.27
05/31/10                15,027.81            13,708.90         12,699.86
06/30/10                14,668.62            13,299.17         12,259.23
07/31/10                15,901.52            14,352.54         13,253.12
08/31/10                15,192.84            13,802.07         12,758.31
09/30/10                16,726.69            15,154.29         13,947.97
10/31/10                17,445.07            15,760.78         14,467.89
11/30/10                17,037.34            15,442.52         14,155.54
12/31/10                18,262.03            16,530.99         15,196.33
01/31/11                18,388.98            16,765.22         15,539.64
02/28/11                18,965.16            17,301.86         16,083.73
03/31/11                18,887.04            17,336.93         15,925.12
04/30/11                20,088.23            17,985.86         16,601.65
05/31/11                19,931.98            17,598.59         16,257.25
06/30/11                19,668.30            17,264.21         16,000.06
07/31/11                19,238.61            16,873.95         15,709.95
08/31/11                17,793.27            15,517.82         14,603.07
09/30/11                16,123.32            13,924.03         13,341.79
10/31/11                17,998.35            15,374.62         14,721.82
11/30/11                17,724.91            15,099.38         14,362.38

                                   [END CHART]

                         Data from 11/30/01 to 11/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund Shares to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

o The unmanaged Morgan Stanley Capital International (MSCI) World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA WORLD GROWTH FUND

================================================================================

USAA WORLD GROWTH FUND ADVISER SHARES (Ticker Symbol: USWGX)

--------------------------------------------------------------------------------
                                         11/30/11                    5/31/11
--------------------------------------------------------------------------------
Net Assets                             $5.7 Million               $6.4 Million
Net Asset Value Per Share                 $18.09                     $20.38

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/11
--------------------------------------------------------------------------------
  5/31/11 tO 11/30/11*           1 YEAR               SINCE INCEPTION 8/01/10*
       -11.19%                   3.68%                         6.18%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
  1 YEAR                                              SINCE INCEPTION 8/01/10*
  -4.66%                                                       4.68%

--------------------------------------------------------------------------------
                          EXPENSE RATIO** AS OF 5/31/11
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT     1.92%                 AFTER REIMBURSEMENT     1.60%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE ADVISER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.60% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2012. THESE BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED OCTOBER 1, 2011. THESE EXPENSE RATIOS WILL DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     MSCI WORLD      USAA WORLD GROWTH      LIPPER GLOBAL
                       INDEX          ADVISER SHARES         FUNDS INDEX
07/31/10             $10,000.00         $10,000.00           $10,000.00
08/31/10               9,626.65           9,321.02             9,616.47
09/30/10              10,524.29          10,256.10            10,558.61
10/31/10              10,916.59          10,696.84            10,981.18
11/30/10              10,680.91          10,446.69            10,759.44
12/31/10              11,466.23          11,190.54            11,517.82
01/31/11              11,725.27          11,262.39            11,681.02
02/28/11              12,135.80          11,615.65            12,054.91
03/31/11              12,016.12          11,567.75            12,079.35
04/30/11              12,526.60          12,298.22            12,531.49
05/31/11              12,266.73          12,196.43            12,261.66
06/30/11              12,072.67          12,028.79            12,028.69
07/31/11              11,853.77          11,765.34            11,756.77
08/31/11              11,018.59          10,879.20            10,811.90
09/30/11              10,066.91           9,855.34             9,701.45
10/31/11              11,108.19          10,998.95            10,712.13
11/30/11              10,836.98          10,831.29            10,520.36

                                   [END CHART]

                         Data from 7/31/10 to 11/30/11.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund Adviser Shares to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

o The unmanaged Morgan Stanley Capital International (MSCI) World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Lipper Global Funds Index and the MSCI World Index is calculated from the end of the month of July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA WORLD GROWTH FUND

================================================================================

                                TOP 10 INDUSTRIES
                                 AS OF 11/30/11
                                (% of Net Assets)

Packaged Foods & Meat ....................................................  5.8%
Industrial Gases .........................................................  5.1%
Household Products .......................................................  4.9%
Pharmaceuticals ..........................................................  4.5%
Asset Management & Custody Banks .........................................  4.0%
Distillers & Vintners ....................................................  3.6%
Health Care Equipment ....................................................  3.5%
Apparel, Accessories & Luxury Goods ......................................  3.4%
Aerospace & Defense ......................................................  3.2%
Diversified Banks ........................................................  3.0%

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/11
                                (% of Net Assets)

Linde AG .................................................................  3.2%
Nestle S.A. ..............................................................  3.1%
Walt Disney Co. ..........................................................  2.6%
Reckitt Benckiser Group plc ..............................................  2.4%
Heineken N.V. ............................................................  2.4%
Diageo plc ...............................................................  2.4%
Oracle Corp. .............................................................  2.3%
Honeywell International, Inc. ............................................  2.0%
Accenture plc "A" ........................................................  2.0%
LVMH Moet Hennessy - Louis Vuitton S.A. ..................................  1.9%

You will find a complete list of securities that the Fund owns on pages 14-20.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                       o ASSET ALLOCATION -- 11/30/2011* o

                         [PIE CHART OF ASSET ALLOCATION]

UNITED STATES                                                               45.3%
UNITED KINGDOM                                                              10.4%
FRANCE                                                                      10.0%
SWITZERLAND                                                                  7.4%
GERMANY                                                                      7.3%
JAPAN                                                                        4.8%
NETHERLANDS                                                                  4.3%
OTHER**                                                                     10.7%

                                   [END CHART]

 * Excludes short-term investments purchased with cash collateral from securities loaned.

** Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA WORLD GROWTH FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. All proposals were approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                  FOR                   VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                     6,660,811,393                63,843,596
Daniel S. McNamara                   6,665,041,690                59,613,299
Robert L. Mason, Ph.D.               6,673,454,396                51,200,593
Michael F. Reimherr                  6,655,017,938                69,637,051
Paul L. McNamara                     6,652,482,258                72,172,731
Barbara B. Ostdiek, Ph.D.            6,650,120,137                74,534,852

================================================================================

                                                SHAREHOLDER VOTING RESULTS |  13

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (97.9%)

             CONSUMER DISCRETIONARY (14.5%)
             ------------------------------
             ADVERTISING (2.5%)
  178,240    Omnicom Group, Inc.                                        $  7,695
  663,177    WPP plc(a)                                                    6,952
                                                                        --------
                                                                          14,647
                                                                        --------
             APPAREL RETAIL (1.1%)
   95,650    Hennes & Mauritz AB "B"(a)                                    3,037
  120,730    Urban Outfitters, Inc.*                                       3,257
                                                                        --------
                                                                           6,294
                                                                        --------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.4%)
  110,682    Burberry Group plc(a)                                         2,219
  118,928    Compagnie Financiere Richemont S.A.(a)                        6,430
   70,554    LVMH Moet Hennessy - Louis Vuitton S.A.(a)                   11,092
                                                                        --------
                                                                          19,741
                                                                        --------
             CASINOS & GAMING (0.7%)
  681,045    Ladbrokes plc(a)                                              1,383
  822,107    William Hill plc(a)                                           2,612
                                                                        --------
                                                                           3,995
                                                                        --------
             FOOTWEAR (1.1%)
   68,770    NIKE, Inc. "B"                                                6,614
                                                                        --------
             GENERAL MERCHANDISE STORES (1.2%)
  136,270    Target Corp.                                                  7,181
                                                                        --------
             MOTORCYCLE MANUFACTURERS (0.3%)
   46,530    Harley-Davidson, Inc.                                         1,711
                                                                        --------
             MOVIES & ENTERTAINMENT (2.6%)
  425,090    Walt Disney Co.                                              15,240
                                                                        --------
             RESTAURANTS (1.1%)
  726,790    Compass Group plc(a)                                          6,730
                                                                        --------
             SPECIALTY STORES (0.5%)
  131,270    Sally Beauty Holdings, Inc.*                                  2,639
                                                                        --------
             Total Consumer Discretionary                                 84,792
                                                                        --------

================================================================================

14  | USAA WORLD GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CONSUMER STAPLES (21.4%)
             ------------------------
             BREWERS (2.9%)
   42,918    Carlsberg A.S.(a)                                          $  3,152
  293,728    Heineken N.V.(a)                                             13,795
                                                                        --------
                                                                          16,947
                                                                        --------
             DISTILLERS & VINTNERS (3.6%)
  643,711    Diageo plc(a)                                                13,761
   76,519    Pernod Ricard S.A.(a)                                         7,207
                                                                        --------
                                                                          20,968
                                                                        --------
             DRUG RETAIL (1.4%)
  247,590    Walgreen Co.                                                  8,349
                                                                        --------
             FOOD RETAIL (1.0%)
   28,700    Lawson, Inc.(a)                                               1,702
  655,543    Tesco plc(a)                                                  4,181
                                                                        --------
                                                                           5,883
                                                                        --------
             HOUSEHOLD PRODUCTS (4.9%)
   91,300    Colgate-Palmolive Co.                                         8,354
   95,545    Procter & Gamble Co.                                          6,170
  282,957    Reckitt Benckiser Group plc(a)                               14,303
                                                                        --------
                                                                          28,827
                                                                        --------
             PACKAGED FOODS & MEAT (5.8%)
  155,663    DANONE S.A.(a)                                               10,296
   70,107    J.M. Smucker Co.                                              5,327
  327,170    Nestle S.A.(a)                                               18,345
                                                                        --------
                                                                          33,968
                                                                        --------
             PERSONAL PRODUCTS (0.7%)
   39,264    Beiersdorf AG(a)                                              2,245
   59,700    Kao Corp.(a)                                                  1,576
                                                                        --------
                                                                           3,821
                                                                        --------
             SOFT DRINKS (1.1%)
  112,760    Dr. Pepper Snapple Group, Inc.                                4,119
   36,280    PepsiCo, Inc.                                                 2,322
                                                                        --------
                                                                           6,441
                                                                        --------
             Total Consumer Staples                                      125,204
                                                                        --------
             ENERGY (3.0%)
             -------------
             INTEGRATED OIL & GAS (0.4%)
   73,591    Royal Dutch Shell plc "A"                                     2,559
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OIL & GAS EQUIPMENT & SERVICES (1.7%)
   83,020    National-Oilwell Varco, Inc.                               $  5,952
   48,940    Schlumberger Ltd.                                             3,687
                                                                        --------
                                                                           9,639
                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
      811    INPEX Holdings, Inc.(a)                                       5,451
                                                                        --------
             Total Energy                                                 17,649
                                                                        --------
             FINANCIALS (12.1%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (4.0%)
  388,111    Bank of New York Mellon Corp.                                 7,553
  156,341    Julius Baer Group Ltd.*(a)                                    5,592
  264,170    State Street Corp.                                           10,474
                                                                        --------
                                                                          23,619
                                                                        --------
             CONSUMER FINANCE (1.3%)
  120,500    Aeon Credit Service Co. Ltd.(a)                               1,849
  119,380    American Express Co.                                          5,735
                                                                        --------
                                                                           7,584
                                                                        --------
             DIVERSIFIED BANKS (3.0%)
  330,270    Banco Santander Brasil S.A. ADR                               2,550
   11,380    Credicorp Ltd.                                                1,236
  128,745    Erste Bank der Oesterreichischen Sparkassen AG(a)             2,239
   66,050    ICICI Bank Ltd. ADR                                           1,923
   16,404    Komercni Banka A.S.(a)                                        2,711
  329,699    Standard Chartered plc(a)                                     7,199
                                                                        --------
                                                                          17,858
                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (0.9%)
  418,978    UBS AG*(a)                                                    5,150
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.9%)
   57,300    Goldman Sachs Group, Inc.                                     5,493
                                                                        --------
             MULTI-LINE INSURANCE (0.6%)
  223,944    AXA S.A.(a)                                                   3,257
                                                                        --------
             REINSURANCE (0.7%)
   76,668    Swiss Re Ltd.*(a)                                             4,039
                                                                        --------
             SPECIALIZED FINANCE (0.7%)
   69,271    Deutsche Boerse AG*(a)                                        4,230
                                                                        --------
             Total Financials                                             71,230
                                                                        --------

================================================================================

16  | USAA WORLD GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE (11.3%)
             -------------------
             HEALTH CARE EQUIPMENT (3.5%)
  251,960    Medtronic, Inc.                                            $  9,179
   30,576    Sonova Holding AG*(a)                                         3,194
  214,660    St. Jude Medical, Inc.                                        8,251
                                                                        --------
                                                                          20,624
                                                                        --------
             HEALTH CARE SUPPLIES (0.8%)
  137,960    DENTSPLY International, Inc.                                  4,982
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (2.5%)
  178,230    Thermo Fisher Scientific, Inc.*                               8,421
   78,930    Waters Corp.*                                                 6,315
                                                                        --------
                                                                          14,736
                                                                        --------
             PHARMACEUTICALS (4.5%)
  157,537    Bayer AG(a)                                                  10,350
   68,280    Johnson & Johnson                                             4,419
   71,138    Merck KGaA(a)                                                 7,065
   27,020    Roche Holdings AG(a)                                          4,298
                                                                        --------
                                                                          26,132
                                                                        --------
             Total Health Care                                            66,474
                                                                        --------
             INDUSTRIALS (11.9%)
             -------------------
             AEROSPACE & DEFENSE (3.2%)
  213,800    Honeywell International, Inc.                                11,577
   95,920    United Technologies Corp.                                     7,348
                                                                        --------
                                                                          18,925
                                                                        --------
             AIR FREIGHT & LOGISTICS (1.7%)
  136,250    United Parcel Service, Inc. "B"                               9,776
                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.9%)
  232,297    Legrand S.A.(a)                                               7,523
   20,170    Rockwell Automation, Inc.                                     1,513
  144,152    Schneider Electric S.A.(a)                                    8,177
                                                                        --------
                                                                          17,213
                                                                        --------
             INDUSTRIAL CONGLOMERATES (2.1%)
  128,370    3M Co.                                                       10,403
  114,324    Smiths Group plc(a)                                           1,708
                                                                        --------
                                                                          12,111
                                                                        --------
             MARINE (0.3%)
   13,650    Kuehne & Nagel International AG(a)                            1,665
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             RAILROADS (1.7%)
  131,026    Canadian National Railway Co.                              $ 10,162
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
    1,628    Brenntag AG(a)                                                  156
                                                                        --------
             Total Industrials                                            70,008
                                                                        --------
             INFORMATION TECHNOLOGY (13.4%)
             ------------------------------
             APPLICATION SOFTWARE (1.5%)
  119,660    Autodesk, Inc.*                                               4,077
   56,271    Dassault Systemes S.A. ADR(a)                                 4,610
                                                                        --------
                                                                           8,687
                                                                        --------
             COMMUNICATIONS EQUIPMENT (1.5%)
  457,710    Cisco Systems, Inc.                                           8,532
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
   97,720    Visa, Inc. "A"                                                9,476
                                                                        --------
             ELECTRONIC COMPONENTS (1.6%)
   98,080    Amphenol Corp. "A"                                            4,446
  237,900    HOYA Corp.(a)                                                 5,077
                                                                        --------
                                                                           9,523
                                                                        --------
             IT CONSULTING & OTHER SERVICES (2.0%)
  198,840    Accenture plc "A"                                            11,519
                                                                        --------
             OFFICE ELECTRONICS (1.1%)
  143,200    Canon, Inc.(a)                                                6,480
                                                                        --------
             SEMICONDUCTORS (1.8%)
   76,790    Microchip Technology, Inc.(b)                                 2,681
    8,539    Samsung Electronics Co. Ltd.(a)                               7,752
                                                                        --------
                                                                          10,433
                                                                        --------
             SYSTEMS SOFTWARE (2.3%)
  438,550    Oracle Corp.                                                 13,749
                                                                        --------
             Total Information Technology                                 78,399
                                                                        --------
             MATERIALS (10.1%)
             -----------------
             DIVERSIFIED CHEMICALS (1.5%)
  170,039    AkzoNobel N.V.(a)                                             8,635
                                                                        --------
             INDUSTRIAL GASES (5.1%)
   45,651    Air Liquide S.A.(a)                                           5,794
  122,611    Linde AG(a)                                                  18,828
   52,470    Praxair, Inc.                                                 5,352
                                                                        --------
                                                                          29,974
                                                                        --------

================================================================================

18  | USAA WORLD GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PAPER PRODUCTS (1.3%)
   500,823   Svenska Cellulosa AB "B"(a)                                $  7,451
                                                                        --------
             SPECIALTY CHEMICALS (2.2%)
     1,711   Givaudan S.A.*(a)                                             1,595
    64,940   Sherwin-Williams Co.                                          5,639
   114,500   Shin-Etsu Chemical Co. Ltd.(a)                                5,748
                                                                        --------
                                                                          12,982
                                                                        --------
             Total Materials                                              59,042
                                                                        --------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
    31,632   Red Electrica de Espana(a)                                    1,391
                                                                        --------
             Total Utilities                                               1,391
                                                                        --------
             Total Common Stocks (cost: $508,072)                        574,189
                                                                        --------
             MONEY MARKET INSTRUMENTS (1.9%)

             MONEY MARKET FUNDS (1.9%)
11,288,692   State Street Institutional Liquid Reserve Fund,
               0.17%(c) (cost: $11,289)                                   11,289
                                                                        --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (0.4%)

             MONEY MARKET FUNDS (0.4%)
    75,000   Federated Prime Obligations Funds, 0.18%(c)                      75
 2,475,000   Fidelity Institutional Prime Money Market
               Portfolio, 0.17%(c)                                         2,475
                                                                        --------
             Total Short-Term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $2,550)            2,550
                                                                        --------

             TOTAL INVESTMENTS (COST: $521,911)                         $588,028
                                                                        ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------

                                                  (LEVEL 1)            (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES    OTHER SIGNIFICANT    SIGNIFICANT
                                          IN ACTIVE MARKETS           OBSERVABLE   UNOBSERVABLE
ASSETS                                 FOR IDENTICAL ASSETS               INPUTS         INPUTS         TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                    $283,953             $290,236             $-      $574,189
Money Market Instruments:
  Money Market Funds                                 11,289                    -              -        11,289
Short-Term Investments Purchased
  With Cash Collateral From
  Securities Loaned:
  Money Market Funds                                  2,550                    -              -         2,550
-------------------------------------------------------------------------------------------------------------
Total                                              $297,792             $290,236             $-      $588,028
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through November 30, 2011, common stocks with a fair value of $323,784,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

================================================================================

20  | USAA WORLD GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 52.6% of net assets at November 30, 2011.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Security was fair valued at November 30, 2011, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

    (b) The security or a portion thereof was out on loan as of November 30, 2011.

    (c) Rate represents the money market fund annualized seven-day yield at November 30, 2011.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including securities
    on loan of $2,618) (cost of $521,911)                               $588,028
  Cash denominated in foreign currencies (identified cost of $299)           296
  Receivables:
    Capital shares sold                                                      421
    USAA Investment Management Company (Note 7D)                               2
    Dividends and interest                                                 1,327
    Other                                                                      1
                                                                        --------
      Total assets                                                       590,075
                                                                        --------
LIABILITIES
  Payables:
    Upon return of securities loaned                                       2,550
    Capital shares redeemed                                                  478
  Accrued management fees                                                    368
  Accrued transfer agent's fees                                               22
  Other accrued expenses and payables                                         57
                                                                        --------
      Total liabilities                                                    3,475
                                                                        --------
        Net assets applicable to capital shares outstanding             $586,600
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $519,411
  Accumulated undistributed net investment income                          5,748
  Accumulated net realized loss on investments                            (4,707)
  Net unrealized appreciation of investments                              66,117
  Net unrealized appreciation of foreign currency translations                31
                                                                        --------
        Net assets applicable to capital shares outstanding             $586,600
                                                                        ========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $580,882/32,000 shares outstanding)      $  18.15
                                                                        ========
    Adviser Shares (net assets of $5,718/316 shares outstanding)        $  18.09
                                                                        ========

See accompanying notes to financial statements.

================================================================================

22  | USAA WORLD GROWTH FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $161)                     $  4,684
  Interest                                                                     7
  Securities lending (net)                                                    25
                                                                        --------
    Total income                                                           4,716
                                                                        --------
EXPENSES
  Management fees                                                          2,313
  Administration and servicing fees:
    Fund Shares                                                              440
    Adviser Shares                                                             4
  Transfer agent's fees:
    Fund Shares                                                              828
  Distribution and service fees (Note 7F):
    Adviser Shares                                                             7
  Custody and accounting fees:
    Fund Shares                                                               87
    Adviser Shares                                                             1
  Postage:
    Fund Shares                                                               36
  Shareholder reporting fees:
    Fund Shares                                                               21
  Trustees' fees                                                               7
  Registration fees:
    Fund Shares                                                               21
    Adviser Shares                                                            22
  Professional fees                                                           46
  Other                                                                       11
                                                                        --------
      Total expenses                                                       3,844
  Expenses reimbursed:
    Adviser Shares                                                           (14)
                                                                        --------
      Net expenses                                                         3,830
                                                                        --------
NET INVESTMENT INCOME                                                        886
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments                                                            1,477
    Foreign currency transactions                                            (44)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                          (74,794)
    Foreign currency translations                                            (33)
                                                                        --------
      Net realized and unrealized loss                                   (73,394)
                                                                        --------
  Decrease in net assets resulting from operations                      $(72,508)
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2011 (unaudited), and year ended
May 31, 2011

--------------------------------------------------------------------------------

                                                               11/30/2011      5/31/2011
----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $    886       $  5,070
  Net realized gain on investments                                  1,477         10,728
  Net realized gain (loss) on foreign currency transactions           (44)            22
  Change in net unrealized appreciation/depreciation of:
    Investments                                                   (74,794)       132,755
    Foreign currency translations                                     (33)           112
                                                                 -----------------------
    Increase (decrease) in net assets resulting from
      operations                                                  (72,508)       148,687
                                                                 -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                         -         (3,268)
    Adviser Shares*                                                     -            (31)
                                                                 -----------------------
    Distributions to shareholders                                       -         (3,299)
                                                                 -----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                      10,174         63,575
  Adviser Shares*                                                       5          5,008
                                                                 -----------------------
    Total net increase in net assets from capital
      share transactions                                           10,179         68,583
                                                                 -----------------------
  Net increase (decrease) in net assets                           (62,329)       213,971

NET ASSETS
  Beginning of period                                             648,929        434,958
                                                                 -----------------------
  End of period                                                  $586,600       $648,929
                                                                 =======================
Accumulated undistributed net investment income:
  End of period                                                  $  5,748       $  4,862
                                                                 =======================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

24  | USAA WORLD GROWTH FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is scheduled to occur on or about January 1, 2012, contingent upon appropriate regulatory approvals.

The Fund has two classes of shares: World Growth Fund Shares (Fund Shares) and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines

================================================================================

26  | USAA WORLD GROWTH FUND

================================================================================

       that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

28  | USAA WORLD GROWTH FUND

================================================================================

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30, 2011, the Fund did not incur any brokerage commission recapture credits.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising

================================================================================

30  | USAA WORLD GROWTH FUND

================================================================================

    out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. REDEMPTION FEES -- Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended November 30, 2011, the Adviser Shares did not receive redemption fees.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

For the six-month period ended November 30, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 1.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2011, the Fund had capital loss carryovers of $5,668,000, for federal income tax purposes. If not offset by subsequent capital gains, the capital loss carryovers will expire in 2018. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

32  | USAA WORLD GROWTH FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2011, were $50,842,000 and $37,981,000, respectively.

As of November 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2011, were $112,609,000 and $46,492,000, respectively, resulting in net unrealized appreciation of $66,117,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

period ended November 30, 2011, the Fund received securities-lending income of $25,000, which is net of the 20% income retained by Citibank. As of November
30, 2011, the Fund loaned securities having a fair market value of approximately $2,618,000 and received cash collateral of $2,550,000 for the loans. Of this amount, $2,550,000 was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) CAPITAL SHARE TRANSACTIONS

At November 30, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                        SIX-MONTH
                                       PERIOD ENDED             YEAR ENDED
                                        11/30/2011               5/31/2011
-------------------------------------------------------------------------------
                                    SHARES        AMOUNT    SHARES      AMOUNT
                                   --------------------------------------------
FUND SHARES:
Shares sold                          3,950      $ 73,010     8,878    $ 162,885
Shares issued from reinvested
  dividends                              -             -       171        3,222
Shares redeemed                     (3,424)      (62,836)   (5,674)    (102,532)
                                   --------------------------------------------
Net increase from capital
  share transactions                   526      $ 10,174     3,375    $  63,575
                                   ============================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                              -*     $      5       317    $   5,030
Shares issued from reinvested
  dividends                              -             -         -            -
Shares redeemed                          -             -        (1)         (22)
                                   --------------------------------------------
Net increase from capital
  share transactions                     -*     $      5       316    $   5,008
                                   ============================================

* Represents less than 500 shares.

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this

================================================================================

34  | USAA WORLD GROWTH FUND

================================================================================

    agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $2,313,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $92,000 and less than $500, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.03% and 0.01%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee in the annual amount of 0.31% of the Fund's average net assets that MFS manages. For the six-month period ended November 30, 2011, the Manager incurred subadvisory fees, paid or payable to MFS, of $909,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended November 30, 2011, the Fund Shares and Adviser Shares incurred

================================================================================

36  | USAA WORLD GROWTH FUND

================================================================================

    administration and servicing fees, paid or payable to the Manager, of $440,000 and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2011, the Fund reimbursed the Manager $9,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2012, to limit the annual expenses of the Adviser Shares to 1.60% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2011, the Adviser Shares incurred reimbursable expenses of $14,000, of which $2,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2011, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $828,000 and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2011, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

G. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2011, USAA and its affiliates owned 315,000 shares, which represent 100% of the Adviser Shares and 1.0% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim

================================================================================

38  | USAA WORLD GROWTH FUND

================================================================================

    and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

    Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                       YEAR ENDED MAY 31,
                             ----------------------------------------------------------------------------
                                 2011          2011          2010          2009         2008         2007
                             ----------------------------------------------------------------------------
Net asset value at
  beginning of period        $  20.41      $  15.48      $  13.47      $  20.15     $  21.57     $  19.31
                             ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .03           .16           .12           .18          .19          .19
  Net realized and
    unrealized gain (loss)      (2.29)         4.88          2.02         (6.34)        (.08)        4.20
                             ----------------------------------------------------------------------------
Total from investment
  operations                    (2.26)         5.04          2.14         (6.16)         .11         4.39
                             ----------------------------------------------------------------------------
Less distributions from:
  Net investment income             -          (.11)         (.13)         (.21)        (.18)        (.42)
  Realized capital gains            -             -             -          (.31)       (1.35)       (1.71)
                             ----------------------------------------------------------------------------
Total distributions                 -          (.11)         (.13)         (.52)       (1.53)       (2.13)
                             ----------------------------------------------------------------------------
Net asset value at end
  of period                  $  18.15      $  20.41      $  15.48      $  13.47     $  20.15     $  21.57
                             ============================================================================
Total return (%)*                4.04         32.63         15.78(b)     (30.32)         .36        23.69(a)
Net assets at
  end of period (000)        $580,882      $642,494      $434,958      $364,118     $549,234     $566,673
Ratios to average
  net assets:**
  Expenses (%)(c)                1.29(d)       1.29          1.34(b)       1.42         1.24         1.30(a)
  Net investment income (%)       .30(d)        .95           .76          1.31         1.01         1.31
Portfolio turnover (%)              6            17            15            20           28           29

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $585,692,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $116,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

40  | USAA WORLD GROWTH FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                               PERIOD ENDED         PERIOD ENDED
                                               NOVEMBER 30,            MAY 31,
                                                   2011                2011***
                                               ---------------------------------
Net asset value at beginning of period           $20.38              $16.79
                                                 --------------------------
Income (loss) from investment operations:
  Net investment income (loss)                     (.00)(a)             .12
  Net realized and unrealized gain (loss)         (2.29)               3.57
                                                 --------------------------
Total from investment operations                  (2.29)               3.69
                                                 --------------------------
Less distributions from:
  Net investment income                              --                (.10)
                                                 --------------------------
Net asset value at end of period                 $18.09              $20.38
                                                 ==========================
Total return (%)*                                  3.68               22.02
Net assets at end of period (000)                $5,718              $6,435
Ratios to average net assets:**(b)
  Expenses (%)(c)                                  1.60                1.60
  Expenses, excluding reimbursements (%)(c)        2.08                1.92
  Net investment income (%)                        (.01)                .80
Portfolio turnover (%)                                6                  17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2011, average net assets were
    $5,788,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Represents less than $0.01 per share.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

November 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2011, through November 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

42  | USAA WORLD GROWTH FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                     BEGINNING            ENDING           DURING PERIOD*
                                   ACCOUNT VALUE       ACCOUNT VALUE       JUNE 1, 2011 -
                                   JUNE 1, 2011      NOVEMBER 30, 2011    NOVEMBER 30, 2011
                                   --------------------------------------------------------
FUND SHARES
Actual                               $1,000.00           $  889.30              $6.09

Hypothetical
 (5% return before expenses)          1,000.00            1,018.55               6.51

ADVISER SHARES
Actual                                1,000.00              887.60               7.55

Hypothetical
 (5% return before expenses)          1,000.00            1,017.00               8.07

* Expenses are equal to the Fund's annualized expense ratio of 1.29% for Fund Shares and 1.60% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total return of (11.07)% for Fund Shares and (11.24)% for Adviser Shares for the six-month period of June 1, 2011, through November 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA

                 WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   23412-0112                                (C)2012, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      01/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     01/30/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/30/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.